Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NUVEEN INVESTMENT TRUST II
Prospectus Date	rr_ProspectusDate	Nov. 30, 2015
Supplement [Text Block]	nit21_SupplementTextBlock

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

NUVEEN TRADEWINDS JAPAN FUND

SUPPLEMENT DATED MAY 27, 2016

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED NOVEMBER 30, 2015

The Board of Trustees of Nuveen Investment Trust II (“NIT II”) has approved the transfer of the sub-advisory agreements for Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Japan Fund from the Funds’ current sub-adviser, Tradewinds Global Investors, LLC (“Tradewinds”), to NWQ Investment Management Company, LLC (“NWQ”), effective August 1, 2016. Tradewinds and NWQ are both affiliates of the Funds’ investment adviser, Nuveen Fund Advisors, LLC, and are subsidiaries of Nuveen Investments, Inc. This transfer will occur in connection with an internal reorganization of certain investment personnel and fund management responsibilities from Tradewinds to NWQ and the anticipated orderly wind down of Tradewinds. Peter Boardman, the current portfolio manager for the Funds, will become an employee of NWQ and will continue to act as the Funds’ portfolio manager.

Also effective August 1, 2016, the names of the Funds will change from Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Japan Fund to Nuveen NWQ International Value Fund and Nuveen NWQ Japan Fund, respectively.

Nuveen Tradewinds International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit21_SupplementTextBlock

NUVEEN TRADEWINDS INTERNATIONAL VALUE FUND

SUPPLEMENT DATED MAY 27, 2016

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED NOVEMBER 30, 2015

The Board of Trustees of Nuveen Investment Trust II (“NIT II”) has approved the transfer of the sub-advisory agreements for Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Japan Fund from the Funds’ current sub-adviser, Tradewinds Global Investors, LLC (“Tradewinds”), to NWQ Investment Management Company, LLC (“NWQ”), effective August 1, 2016. Tradewinds and NWQ are both affiliates of the Funds’ investment adviser, Nuveen Fund Advisors, LLC, and are subsidiaries of Nuveen Investments, Inc. This transfer will occur in connection with an internal reorganization of certain investment personnel and fund management responsibilities from Tradewinds to NWQ and the anticipated orderly wind down of Tradewinds. Peter Boardman, the current portfolio manager for the Funds, will become an employee of NWQ and will continue to act as the Funds’ portfolio manager.

Also effective August 1, 2016, the names of the Funds will change from Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Japan Fund to Nuveen NWQ International Value Fund and Nuveen NWQ Japan Fund, respectively.

Nuveen Tradewinds Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nit21_SupplementTextBlock

NUVEEN TRADEWINDS JAPAN FUND

SUPPLEMENT DATED MAY 27, 2016

TO THE PROSPECTUS AND SUMMARY PROSPECTUSES DATED NOVEMBER 30, 2015

The Board of Trustees of Nuveen Investment Trust II (“NIT II”) has approved the transfer of the sub-advisory agreements for Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Japan Fund from the Funds’ current sub-adviser, Tradewinds Global Investors, LLC (“Tradewinds”), to NWQ Investment Management Company, LLC (“NWQ”), effective August 1, 2016. Tradewinds and NWQ are both affiliates of the Funds’ investment adviser, Nuveen Fund Advisors, LLC, and are subsidiaries of Nuveen Investments, Inc. This transfer will occur in connection with an internal reorganization of certain investment personnel and fund management responsibilities from Tradewinds to NWQ and the anticipated orderly wind down of Tradewinds. Peter Boardman, the current portfolio manager for the Funds, will become an employee of NWQ and will continue to act as the Funds’ portfolio manager.

Also effective August 1, 2016, the names of the Funds will change from Nuveen Tradewinds International Value Fund and Nuveen Tradewinds Japan Fund to Nuveen NWQ International Value Fund and Nuveen NWQ Japan Fund, respectively.